Exhibit 99.9 Schedule 1

TPR Firm:		Report Date:	11/3/2026
Client Name:	PRP-Annex VI, LLC	Report:	Exception Report
Deal Name:	PRPM 2026-RCF6	Loans in report:	2

Incenter Loan ID	Mock ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXXX	80000000001	D	A	D	A	A	A	A	A	Closed	FCRE1964	2026-06-24 16:14	2026-07-31 14:16	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing income documentation	Resolved-Received revised CPA Letter reflecting XXX. - Due Diligence Vendor-07/31/2026
Ready for Review-Document Uploaded.  - Buyer-07/31/2026
Counter-No documentation uploaded to condition per commentary. - Due Diligence Vendor-07/31/2026
Ready for Review-Document Uploaded. Please see CPA letter reflecting the borrower is 100% owner of XXX.  kindly please clear as presented, thank you  - Buyer-07/31/2026
Counter-Lender commentary received, however insufficient to clear. Missing ownership interest in XXX as XXX. org verification reflects 3 members under officers/directors. - Due Diligence Vendor-07/13/2026
Ready for Review-Borrower owns both businesses, the CPA letter was to confirm there would be no negative impact to business for use of funds.  This requirement was amended in XXX and per guidelines we no longer need.   - Buyer-07/10/2026
Open-Missing letter of explanation regarding Discrepancy in borrower's business name. The 1003 and business bank statements list the borrower's business as XXX while the CPA letter references XXX. - Due Diligence Vendor-06/24/2026	Resolved-Received revised CPA Letter reflecting XXX. - Due Diligence Vendor-07/31/2026	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 700
Qualifying DTI below max allowed. - XXX% calculated DTI is XXX% percent below the maximum DTI per guidelines of 50%
																										Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 6 months		XXX - CPA LOE.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
XXXX	80000000002	D	A	D	A	A	A	A	A	Closed	FCRE1676	2026-06-25 21:03	2026-07-24 11:34	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Credit General	Resolved-Received lender response. Non subject property, no rents used, proof mortgage account current received. No additional history required. - Due Diligence Vendor-07/24/2026
Ready for Review-Please accept the mortgage statement as sufficient evidence of satisfactory repayment history in lieu of VOM/credit reporting, since (1) the obligation is not the subject property loan, (2) it demonstrates current status with no late payments in the documented period, and (3) further VOM production is outside borrower's control given servicer's non-reporting practice. - Seller-07/24/2026
Counter-Received lender commentary; Although mortgage statement provided, original condition requested repayment history for property at XXX reflecting open obligation with XXX xXXX in the amount of $XXX x $XXX (per URLA). Not reporting on credit report. No VOM provided. - Due Diligence Vendor-07/16/2026
Ready for Review-Document Uploaded. On XXX – we were only asked to document the mortgage on it (property was initially not disclosed on 1003), came to light as UW conditioned for address LOE on various addresses reflected on fraud report. That lox confirmed ownership of property, and we then had to document the PITI, so we got the current mortgage statement and signed LOX confirming no HOA fees. Attaching the current mortgage statement and no HOA LOE.
 - Seller-07/15/2026
Counter-Received supporting documentation for 1st prat of condition - resolved. Still missing repayment history for property at XXX reflecting open obligation with XXX xXXX in the amount of $XXX x $XXX (per URLA). Not reporting on credit report. No VOM provided. - Due Diligence Vendor-07/13/2026
Ready for Review-Document Uploaded. Please see the attached confirming the property is now free and clear, which is what we are required to document. We typically don’t need to document the satisfaction of an older mortgage if we have proof that there are NO open liens on the property.  - Seller-07/10/2026
Open-(1) Missing documentation to support mortgage history for property at XXX with XXX in the amount of $XXX dated XXX has been satisfactorily paid. Obligation is reflected on XXXX. (2) Missing repayment history for property at XXX reflecting open obligation with XXX xXXX in the amount of $XXX x $XXX (per URLA). Not reporting on credit report. No VOM provided. - Due Diligence Vendor-06/26/2026	Ready for Review-Please accept the mortgage statement as sufficient evidence of satisfactory repayment history in lieu of VOM/credit reporting, since (1) the obligation is not the subject property loan, (2) it demonstrates current status with no late payments in the documented period, and (3) further VOM production is outside borrower's control given servicer's non-reporting practice. - Seller-07/24/2026
 Ready for Review-Document Uploaded. On XXX – we were only asked to document the mortgage on it (property was initially not disclosed on 1003), came to light as UW conditioned for address LOE on various addresses reflected on fraud report. That lox confirmed ownership of property, and we then had to document the PITI, so we got the current mortgage statement and signed LOX confirming no HOA fees.
Attaching the current mortgage statement and no HOA LOE.
 - Seller-07/15/2026
 Ready for Review-Document Uploaded. Please see the attached confirming the property is now free and clear, which is what we are required to document. We typically don’t need to document the satisfaction of an older mortgage if we have proof that there are NO open liens on the property.  - Seller-07/10/2026
Resolved-Received lender response. Non subject property, no rents used, proof mortgage account current received. No additional history required. - Due Diligence Vendor-07/24/2026	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 700
Qualifying DTI below max allowed. - XXX% calculated DTI is XXX% percent below the maximum DTI per guidelines of 50%
																										Months Reserves exceed minimum required - XXXX months reserves, minimum reserves required per guidelines is 6 months		XXX Unit XXX - (fc and tax conf).pdf No HOA LOE (XXX, XXX, XXX).pdf XXX (mtg - escrowed).pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
XXXX	80000000003	D	A	D	A	A	A	A	A	Closed	FCRE8611	2026-06-25 21:02	2026-07-31 14:12	Resolved	1 - Information	C	A	Credit	Income/Employment	Income/Employment General	Resolved-Received revised CPA Letter reflecting XXXX. - Due Diligence Vendor-07/31/2026
Ready for Review-Document Uploaded.  - Seller-07/31/2026
Counter-Lender commentary received, however insufficient to clear. Missing ownership interest in XXX inc. as XXX. org verification reflects 3 members under officers/directors. - Due Diligence Vendor-07/13/2026
Ready for Review-Borrower owns both businesses; the CPA letter was to confirm there would be no negative impact to business for use of funds. This requirement was amended in XXX and per guidelines we no longer need. - Buyer-07/13/2026
Open-Missing letter of explanation regarding Discrepancy in borrower's business name. The 1003 and business bank statements list the borrower's business as XXX Inc, while the CPA letter references XXX - Due Diligence Vendor-06/26/2026	Ready for Review-Document Uploaded. - Seller-07/31/2026	Resolved-Received revised CPA Letter reflecting XXX. - Due Diligence Vendor-07/31/2026	Months Reserves exceed minimum required - XXX months reserves exceeds minimum reserves required per guidelines of 6 months
Qualifying DTI below max allowed. - XXX% calculated DTI is XXX percent below the maximum DTI per guidelines of 50%
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 720		XXX - CPA LOE.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Second Home	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
XXXX	80000000004	D	A	D	A	A	A	A	A	Closed	FCRE1676	2026-06-25 20:47	2026-07-24 11:44	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Credit General	Resolved-Received lender comments. Non-subject property with mortgage statement supporting current, no late charges. No additional history required. - Due Diligence Vendor-07/24/2026
Ready for Review-Please accept the mortgage statement as sufficient evidence of satisfactory repayment history in lieu of VOM/credit reporting, since (1) the obligation is not the subject property loan, (2) it demonstrates current status with no late payments in the documented period, and (3) further VOM production is outside borrower's control given servicer's non-reporting practice. - Seller-07/24/2026
Counter-Received lender comments; Although mortgage statement provided, original condition requested repayment history for property at XXX reflecting open obligation with XXX xXXX in the amount of $XXX x $XXX (per URLA). Not reporting on credit report. No VOM provided. - Due Diligence Vendor-07/16/2026
Ready for Review-Document Uploaded. Document Uploaded. On XXX – we were only asked to document the mortgage on it (property was initially not disclosed on 1003), came to light as UW conditioned for address LOE on various addresses reflected on fraud report. That lox confirmed ownership of property, and we then had to document the PITI, so we got the current mortgage statement and signed LOX confirming no HOA fees. Attaching the current mortgage statement and no HOA LOE. - Seller-07/15/2026
Counter-Received supporting documentation for 1st part of condition - resolved. Still missing repayment history for property at XXX reflecting open obligation with XXX xXXX in the amount of $XXX x $XXX (per URLA). Not reporting on credit report. No VOM provided. - Due Diligence Vendor-07/13/2026
Ready for Review-Document Uploaded. Please see the attached confirming the property is now free and clear, which is what we are required to document. We typically don’t need to document the satisfaction of an older mortgage if we have proof that there are NO open liens on the property. - Seller-07/13/2026
Open-(1) Missing documentation to support mortgage history for property at XXX with XXX in the amount of $XXX dated XXX has been satisfactorily paid. Obligation is reflected on XXXX. (2) Missing repayment history for property at XXX reflecting open obligation with XXX xXXX in the amount of $XXX x $XXX (per URLA). Not reporting on credit report. No VOM provided. - Due Diligence Vendor-06/26/2026	Ready for Review-Please accept the mortgage statement as sufficient evidence of satisfactory repayment history in lieu of VOM/credit reporting, since (1) the obligation is not the subject property loan, (2) it demonstrates current status with no late payments in the documented period, and (3) further VOM production is outside borrower's control given servicer's non-reporting practice. - Seller-07/24/2026
 Ready for Review-Document Uploaded. Document Uploaded. On XXX – we were only asked to document the mortgage on it (property was initially not disclosed on 1003), came to light as UW conditioned for address LOE on various addresses reflected on fraud report. That lox confirmed ownership of property, and we then had to document the PITI, so we got the current mortgage statement and signed LOX confirming no HOA fees. Attaching the current mortgage statement and no HOA LOE. - Seller-07/15/2026
 Ready for Review-Document Uploaded. Please see the attached confirming the property is now free and clear, which is what we are required to document. We typically don’t need to document the satisfaction of an older mortgage if we have proof that there are NO open liens on the property. - Seller-07/13/2026
Resolved-Received lender comments. Non-subject property with mortgage statement supporting current, no late charges. No additional history required. - Due Diligence Vendor-07/24/2026	Months Reserves exceed minimum required - XXX months reserves exceeds minimum reserves required per guidelines of 6 months
Qualifying DTI below max allowed. - XXX% calculated DTI is XXX percent below the maximum DTI per guidelines of 50%
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 720		XXX, Unit XXX - (f&c and tax conf).pdf No HOA LOE (XXX, XXX, XXX).pdf XXX (mtg - escrowed).pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Second Home	Refinance	No Cash Out - Borrower Initiated	N/A	N/A